Short-term Debt - Schedule of Short-Term Debt (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Commercial paper	$ 293	$ 161
Project financing	0	8
Short-term debt	$ 293	$ 169
Weighted average interest rate on short-term borrowings outstanding (as a percent)	4.80%	0.30%